COMSTOCK PARTNERS FUNDS, INC.
10 Exchange Place
Suite 2010
Jersey City, NJ 07302-3913



107/634/607
503/502 SA 9610
                               COMSTOCK PARTNERS
                                  FUNDS, INC.
                           -------------------------
                               COMSTOCK PARTNERS
                                 STRATEGY FUND
                               COMSTOCK PARTNERS
                               CAPITAL VALUE FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 1996

                                    [LOGO]

                         COMSTOCK PARTNERS FUNDS, INC.

                        COMSTOCK PARTNERS STRATEGY FUND
                      COMSTOCK PARTNERS CAPITAL VALUE FUND
                         10 Exchange Place, Suite 2010
                           Jersey City, NJ 07302-3913
INVESTMENT ADVISER
COMSTOCK PARTNERS, INC.
10 Exchange Place
Jersey City, NJ 07302-3913

SUB-INVESTMENT ADVISER (STRATEGY FUND)
THE DREYFUS CORPORATION
200 Park Avenue
New York, NY 10166

SUB-INVESTMENT ADVISER AND
ADMINISTRATOR (CAPITAL VALUE FUND)
THE DREYFUS CORPORATION
200 Park Avenue
New York, NY 10166

CUSTODIAN--DOMESTIC
THE BANK OF NEW YORK
110 Washington Street
New York, NY 10286

CUSTODIANS--INTERNATIONAL
BROWN BROTHERS HARRIMAN & CO. (STRATEGY FUND)
40 Water Street
Boston, MA 02109

THE BANK OF NEW YORK (CAPITAL VALUE FUND)
110 Washington Street
New York, NY 10286

ADMINISTRATOR (STRATEGY FUND)
PRINCETON ADMINISTRATORS, L.P.
P.O. Box 9095
Princeton, NJ 08540-9095

DISTRIBUTOR
PREMIER MUTUAL FUND SERVICES, INC.
60 State Street, Suite 1300
Boston, MA 02109
Tel. 1-800-221-7930,     1-617-557-3400

TRANSFER AGENT, DIVIDEND
DISBURSING AGENT, AND
SHAREHOLDER SERVICING AGENT
DREYFUS TRANSFER, INC.
1 American Express Plaza
Providence, RI 02940-9671
Tel. 1-800-645-6561

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
SIMPSON THACHER & BARTLETT
(a partnership which includes
professional corporations)
425 Lexington Avenue
New York, NY 10017-3909

OFFICERS & DIRECTORS
Charles L. Minter,
    Chief Executive Officer and
    Chairman of the Board
M. Bruce Adelberg, Director
Sven B. Karlen, Jr., Director
E. W. Kelley, Director
Robert M. Smith, Director
W. Troy Hottenstein, Secretary
Robert C. Ringstad, Vice President,
    Treasurer, Chief Financial Officer
    and Assistant Secretary
--------------------------------------------------------------------------------
   General information regarding a Fund's portfolio, updated semi-monthly, is available by
                  calling the Fund's Distributor (see above).
 This report is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

DEAR FELLOW SHAREHOLDER:

For the six months ended October 31, 1996, the Comstock Partners Strategy Fund's Class O, A, and C shares posted a total return of -2.10%, -2.23%, and -2.69%, respectively, and the Comstock Partners Capital Value Fund's Class A, B, C, and R shares posted a total return of -4.55%, -5.01%, -4.79%, and -4.55%, respectively, based upon net asset value per share*, while the Standard & Poor's 500 Composite Stock Price Index (S&P 500) rose 9.08% and the Lehman Brothers Government/Corporate Bond Index rose 5.39%. The main reason we underperformed the indexes over the last six months was because both funds were positioned to benefit from declining US equity prices.

We continue to believe that investing in equities at present valuation levels is risky. We focus significant effort on researching the factors which have historically existed at market tops and bottoms. The data we believe to be important fall into general categories like valuation, monetary conditions, economic environment, sentiment, and internal divergences. In our view, similar conditions which existed during previous peaks also exist now. For instance, we found that tops were generally characterized by tightening monetary conditions, a booming economic environment, highly positive sentiment, excessive valuations, and divergences between the averages and a broad list of stocks. The opposite was true at bottoms. Although it is impossible to predict the future, this analysis leads us to believe that the case is strong that a decline in equity prices is close at hand.

Both of the Funds have positions in S&P 500 Index put options, while the Capital Value Fund has sold short S&P 500 Index futures and individual equities. We have been employing a strategy of selecting short sale candidates for the Capital Value Fund by using a combination of factors including valuation, earnings revisions, earnings growth, insider trading, and the relative strength of the stock's price.

While the Funds remain positioned to benefit from a decline in the US equity market, we have yet to maximize the positions for the downside. We will closely monitor the markets in anticipation of increasing the Funds' bearish exposure if we believe the conditions warrant. During certain periods when it has appeared that the stock market might rise over the short term, both Funds purchased S&P 500 futures while still maintaining the net short exposure to the stock market. At certain times this has helped the performance of the Funds.

The gold share position of the Funds was reduced significantly in early 1996 as gold had risen to $417 per ounce and we believed the risk/reward ratio of holding gold shares at that time had become less favorable. Presently, the valuation of the gold shares has improved while surveys of market participants have indicated that the sentiment toward gold bullion has gotten more bearish. With inflation remaining low, however, the traditional fundamental rationale for holding gold is weak. So while we are no longer reducing our position in gold shares, we have not added to it. We still believe in the longer-term prospects of gold shares and we will continue to monitor this market closely for opportunities to add to the gold positions.

In an effort to diversify each Fund's currency exposure, we have allocated a portion of their assets overseas. We believe that the countries chosen for investment appear to offer a combination of favorable fundamental characteristics such as higher real interest rates, stronger economic growth and a stronger trade balance than we presently expect in the United States. The Funds presently own positions in the Italian Lira, the Swedish Krona, the UK Pound, and the German Mark.

Our work currently indicates a neutral view toward the bond market from a longer-term perspective. However, trading opportunities do appear at times. Presently, the Funds hold nominal trading positions in 30-year US Treasury bonds. At this time we have hedged the South African Rand and the Swiss Franc.

In summary, the Funds' positions are still focused to benefit from a US equity market decline. The Funds are also positioned to benefit if the dollar declines, and gold shares rise. Please note that, consistent with the Funds' prospectus and our investment approach, we have the flexibility to change these positions when we believe conditions warrant.

                                            Sincerely,
                                            Comstock Partners, Inc.
                                            Investment Policy Committee

Jersey City, New Jersey
November 15, 1996

* PERFORMANCE INFORMATION:

  Total return assumes the reinvestment of dividends and excludes the effect of sales loads.

  The Lehman Brothers Government/Corporate Bond Index is a widely accepted unmanaged index of bond market performance which includes fixed rate issues rated investment grade or higher; all returns are market value weighted inclusive of accrued interest. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of stock market performance which reflects the reinvestment of income dividends and, where applicable, capital gain distributions.

--------------------------------------------------------------------------------

    We are pleased to announce that you will soon be able to obtain current information about Comstock Partners Strategy Fund and Comstock Partners Capital Value Fund and our investment strategy through our internet web site
                            www.comstockfunds.com
    and a new telephone information line 201-332-4422. Please save this information for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Strategy Fund Schedule of Investments (Unaudited)        As of October 31, 1996

                     S&P    MOODY'S          SHARES HELD/                                                               VALUE
                   RATING*  RATING*           FACE AMOUNT                      ISSUE                                  (NOTE 1A)
BONDS
Corporate             UNR     UNR           $     3,850,000        Ashanti Capital, Ltd. 5.500% due 3/15/2003        $  3,407,250
Convertible Bonds
-- 5.4%               UNR     UNR                 2,000,000        Bema Gold Corp. 7.500% due 2/28/2000                 6,000,000
                      UNR     UNR                 1,500,000        Pegasus Gold Inc. 6.250% due 4/30/2002               1,462,500
                      UNR     UNR                 2,000,000        Pegasus Gold Inc. 6.250% due 4/30/2002 (a)           1,950,000
                                                                                                                     ------------
                                                                                                                       12,819,750
                                                                                                                     ------------
U.S. Government                                                    United States Treasury Notes & Bonds:
Obligations -- 56.9%  UNR     Aaa                13,665,000         6.000% due 2/15/2026                               12,490,664
                      UNR     Aaa                29,170,000         8.500% due 4/15/1997                               29,580,203
                      UNR     Aaa                90,200,000         8.875% due 11/15/1997                              93,187,875
                                                                                                                     ------------
                                                                                                                      135,258,742
                                                                                                                     ------------
Foreign Government    UNR     Aaa      GBP        7,170,000        United Kingdom Treasury 13.000% due 7/14/2000       13,842,193
Obligations -- 17.1%  BBB+    Baa1     SAR       67,460,000        Republic of South Africa 12.500% due 12/21/2006     11,768,790
                      UNR     Aa1      SEK       88,600,000        Kingdom of Sweden 11.000% due 1/21/1999             15,007,962
                                                                                                                     ------------
                                                                                                                       40,618,945
                                                                                                                     ------------
Foreign Corporate                                                  European Investment Bank:
Obligations -- 6.2%   AAA     Aaa      ITL   10,450,000,000         10.800% due 3/15/1999                               7,466,107
                      AAA     Aaa      ITL   10,450,000,000         11.450% due 10/14/1997                              7,147,796
                                                                                                                     ------------
                                                                                                                       14,613,903
----------------------------------------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS IN BONDS (Cost $199,615,529) -- 85.6%                                     203,311,340
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Chemical -- 0.0%                                     25,300        PT Tri Polyta Indonesia, ADR#                          177,100
                                                                                                                     ------------
Country Funds -- 0.8%
                                                    127,000        Fleming Russia Securities Fund (b)                   1,318,260
                                                     77,600        Lazard Vietnam Fund, Ltd. (b)                          582,000
                                                                                                                     ------------
                                                                                                                        1,900,260
                                                                                                                     ------------
Mining -- 3.0%                                      261,900        East Rand Gold & Uranium Company, Ltd., ADR#           510,705
                                                    147,600        Free State Consolidated Gold Mines, Ltd., ADR#       1,309,950
                                                    163,800        Harmony Gold Mining, Ltd., ADR#                      1,248,975
                                                    230,700        Hartebeestfontein Gold, ADR#                           582,518
                                                    177,100        Kloof Gold Mining, Ltd., ADR#                        1,593,900
                                                    149,500        Randfontein Estates Gold Mining Company
                                                                   Witwatersrand., Ltd., ADR#                             747,500
                                                     38,800        Western Deep Levels, Ltd., ADR#                      1,188,250
                                                                                                                     ------------
                                                                                                                        7,181,798
                                                                                                                     ------------
Real Estate Investment Trusts -- 1.8%                56,200        Essex Property Trust, Inc.                           1,454,175
                                                    105,000        G & L Realty Corp.                                   1,640,625
                                                     69,000        RFS Hotel Investors, Inc.                            1,121,250
                                                                                                                     ------------
                                                                                                                        4,216,050
---------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN COMMON STOCKS (Cost $14,473,428) -- 5.6%                                 13,475,208
---------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCK
Mining -- 1.2%                                       55,000        Amax Gold, Inc. $3.75 convertible pfd.               2,798,125

---------------------------------------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS IN PREFERRED STOCK (Cost $2,758,000) -- 1.2%                              2,798,125
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
SECURITIES**
U.S. Government                                                    United States Treasury Bills:
Obligations -- 1.6%   UNR     Aaa           $     1,045,000        4.940% due 1/09/97                                   1,034,901
                      UNR     Aaa                 2,735,000        4.945% due 1/09/97                                   2,708,569
---------------------------------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS IN SHORT-TERM SECURITIES (Cost $3,744,183) -- 1.6%                         3,743,470
---------------------------------------------------------------------------------------------------------------------------------
Total investments (cost $220,591,140) -- 94.0%                                                                        223,328,143
Put options purchased (cost $22,108,480) -- 4.1%+                                                                       9,739,656
Variation margin on open futures contracts sold -- 0.2%++                                                                 490,650
Unrealized depreciation on foreign exchange contracts -- 0.1%+++                                                         (197,208)
Other assets less liabilities -- 1.8%                                                                                   4,166,819
                                                                                                                     ------------
Net Assets -- 100.0%                                                                                                 $237,528,060
                                                                                                                     ------------
                                                                                                                     ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.
Strategy Fund Schedule of Investments  (concluded)       As of October 31, 1996

+ Put options purchased as of October 31, 1996 are as follows:

                              NUMBER OF                                                 EXPIRATION DATE/                 VALUE
                              CONTRACTS                  ISSUE                           EXERCISE PRICE                (NOTE 1A)
                                   135        S&P 500 Index                  Dec. 96/525                             $       1,687
                                   865        S&P 500 Index                  Dec. 96/550                                    16,219
                                   230        S&P 500 Index                  Dec. 96/600                                    23,000
                                   580        S&P 500 Index                  Mar. 97/600                                   261,000
                                   100        S&P 500 Index                  Jun. 97/550                                    36,250
                                 2,470        S&P 500 Index                  Jun. 97/600                                 1,790,750
                                 1,785        S&P 500 Index                  Sep. 97/625                                 2,387,437
                                   765        S&P 500 Index                  Sep. 97/650                                 1,329,188
                                   465        S&P 500 Index                  Dec. 97/600                                   534,750
                                   560        S&P 500 Index                  Dec. 97/625                                   847,000
                                   135        S&P Flex Index                 Dec. 96/525                                         0
                                 3,700        S&P Flex Index                 Dec. 96/600                                   370,000
                                 2,795        S&P Flex Index                 Mar. 97/600                                 1,187,875
                                   830        S&P Flex Index                 Dec. 97/600                                   954,500
                                                                                                                     -------------
                                              Total Put Options Purchased                                            $   9,739,656
                                                                                                                     -------------
                                                                                                                     -------------

++ Open futures contracts as of October 31, 1996 are as follows:

                              NUMBER OF                                                             VALUE         UNREALIZED
                              CONTRACTS                   ISSUE              EXPIRATION DATE      (NOTE 1A)      APPRECIATION
                                   150        S&P 500 Index                  Dec. 96            $  53,223,750      $  356,100
                                                                                                -------------    ------------
                                                                                                -------------    ------------

+++ Foreign exchange contracts as of October 31, 1996 are as follows:

                             EXPIRATION                    CURRENCY                              CURRENCY               VALUE
                                DATE                      PURCHASED          COST                  SOLD               (NOTE 1A)
                                                                                               Italian Lira
                     January 1997                        U.S. Dollar     $ 14,505,119         22,100,000,000         $ 14,307,911
                                                                         ------------                                ------------
                                                                         ------------                                ------------

    #  American Depositary Receipt (ADR).
    *  UNR -- Unrated by Standard & Poor's or Moody's.
       These securities are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
   ** This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
  (a) At October 31, 1996, the market value of the security was $1,950,000 or 0.8% of net assets.
  (b)  Non-income producing.

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Capital Value Fund Schedule of Investments (Unaudited)   As of October 31, 1996

                     S&P    MOODY'S           SHARES HELD/                                                               VALUE
                   RATING*  RATING*           FACE AMOUNT           ISSUE                                              (NOTE 1A)
BONDS
U.S. Government                                                     United States Treasury Bonds:
Obligations --
5.2%                  UNR     Aaa           $     15,975,000         6.00% due 2/15/2026                             $  14,602,149
                                                                                                                     -------------
Foreign Government    AAA     UNR      CHF         4,100,000        Republic of Austria 4.50% due 2/12/2000              3,448,385
Obligations --
22.3%                 UNR     Aa1      CHF        15,000,000        Kingdom of Denmark 4.25% due 9/30/1999              12,550,583
                      UNR     Aaa      GBP         8,545,000        United Kingdom Treasury 13.00% due 7/14/2000        16,503,827
                     BBB+    Baa1      SAR        77,300,000        Republic of South Africa 12.50% due 12/21/2006      13,469,414
                      UNR     Aa1      SEK       102,200,000        Kingdom of Sweden 11.00% due 1/21/1999              17,300,206
                                                                                                                     -------------
                                                                                                                        63,272,415
                                                                                                                     -------------
Foreign Corporate                                                   European Investment Bank:
Obligations --
6.0%                  AAA     Aaa      ITL    12,150,000,000         10.80% due 3/15/1999                                8,678,114
                      AAA     Aaa      ITL    12,150,000,000         11.45% due 10/14/1997                               8,308,129
                                                                                                                     -------------
                                                                                                                        16,986,243
----------------------------------------------------------------------------------------------------------------------------------
                                   TOTAL INVESTMENTS IN BONDS (Cost $90,947,220) --33.5%                                94,860,807
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Chemical -- 0.2%                                      82,000        PT Tri Polyta Indonesia, ADR#                          574,000
                                                                                                                     -------------
Country Funds --
1.0%                                                 220,765        Fleming Russia Securities Fund (a)                   2,291,540
                                                      87,000        Lazard Vietnam Fund (a)                                652,500
                                                                                                                     -------------
                                                                                                                         2,944,040
                                                                                                                     -------------
Mining -- 12.2%                                      329,500        Ashanti Goldfields, GDR##                            5,395,562
                                                      88,500        East Rand Gold & Uranium Company, Ltd., ADR#           172,575
                                                     166,400        Free State Consolidated Gold Mines, Ltd., ADR#       1,476,800
                                                     124,200        Getchell Gold (a)                                    5,526,900
                                                     192,600        Harmony Gold Mining Co., Ltd., ADR#                  1,468,575
                                                     333,300        Hartebeestfontein Gold, ADR#                           841,583
                                                     206,100        Kloof Gold Mining Co. Ltd., ADR#                     1,854,900
                                                     342,300        Peagasus Gold (a)                                    3,423,000
                                                     176,200        Randfontein Estates Gold Mining Company
                                                                    Witwatesrand, Ltd., ADR#                               881,000
                                                   1,559,900        Royal Oak Mines (a)                                  5,849,625
                                                     344,082        Santa Fe Pacific Gold                                4,085,974
                                                     262,000        TVX Gold                                             1,965,000
                                                      49,000        Western Deep Levels, Ltd., ADR#                      1,500,625
                                                                                                                     -------------
                                                                                                                        34,442,119
----------------------------------------------------------------------------------------------------------------------------------
                               TOTAL INVESTMENTS IN COMMON STOCKS (Cost $39,783,340) -- 13.4%                           37,960,159
----------------------------------------------------------------------------------------------------------------------------------
SHORT - TERM
SECURITIES**
U.S. Government                                                     United States Treasury Bills:
Obligations --
47.3%                 UNR     Aaa           $     40,349,000         5.09% due 11/7/96                                  40,318,335
                      UNR     Aaa                 30,150,000         5.12% due 11/29/96                                 30,036,334
                      UNR     Aaa                 22,404,000         5.07% due 12/5/96                                  22,298,253
                      UNR     Aaa                 33,835,000         4.87% due 12/12/96                                 33,642,141
                      UNR     Aaa                    607,000         4.99% due 1/9/97                                      601,134
                      UNR     Aaa                  4,100,000         4.96% due 1/16/97                                   4,056,704
                      UNR     Aaa                  3,036,000         4.98% due 1/23/97                                   3,000,995
----------------------------------------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS IN SHORT-TERM SECURITIES (Cost $133,948,648) -- 47.3%                           133,953,896
----------------------------------------------------------------------------------------------------------------------------------
Total investments (cost $264,679,208) -- 94.2%                                                                         266,774,862
Put options purchased (cost $24,082,546) -- 3.3%+                                                                        9,424,062
Variation margin of open future contracts sold -- 0.1%++                                                                   193,200
Unrealized appreciation on foreign exchange contracts -- 0.0%+++                                                            45,621
Other assets less liabilities -- 2.4%                                                                                    6,872,883
                                                                                                                     -------------
Net Assets -- 100.0%                                                                                                  $283,310,628
                                                                                                                     -------------
                                                                                                                     -------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.
Capital Value Fund Schedule of Investments (Unaudited) (concluded)
                                                          As of October 31, 1996

+ Put options purchased as of October 31, 1996 are as follows:

                          NUMBER OF                                                   EXPIRATION DATE/                   VALUE
                          CONTRACTS                  ISSUE                             EXERCISE PRICE                  (NOTE 1A)
                               325        S&P 500 Index                  Dec. 96/525                                 $       4,062
                             2,700        S&P 500 Index                  Dec. 96/550                                        50,625
                             1,510        S&P 500 Index                  Dec. 96/600                                       151,000
                               740        S&P 500 Index                  Jun. 97/550                                       268,250
                             2,310        S&P 500 Index                  Jun. 97/600                                     1,674,750
                             1,870        S&P 500 Index                  Sep. 97/625                                     2,501,125
                               525        S&P 500 Index                  Dec. 97/600                                       603,750
                               700        S&P 500 Index                  Dec. 97/625                                     1,058,750
                               325        S&P Flex Index                 Dec. 96/525                                             0
                             4,670        S&P Flex Index                 Mar. 97/600                                     1,984,750
                               980        S&P Flex Index                 Dec. 97/600                                     1,127,000
                                                                                                                     -------------
                                          Total Put Options Purchased                                                $   9,424,062
                                                                                                                     -------------
                                                                                                                     -------------

++ Open futures contracts sold as of October 31, 1996 are as follows:

                                                                                                                  UNREALIZED
                              NUMBER OF                                                            VALUE         APPRECIATION
                              CONTRACTS                   ISSUE              EXPIRATION DATE     (NOTE 1A)       (DEPRECIATION)
                                   270        S&P 500 Index                  Dec. 96            $ 95,802,750       $  640,875
                                   200        S&P 500 Index                  Sept. 97            (72,850,000)        (723,650)
                                                                                                ------------     ------------
                                                                                                $ 22,952,750       $  (82,775)
                                                                                                ------------     ------------
                                                                                                ------------     ------------

+++ Foreign exchange contracts as of October 31, 1996 are as follows:

                                              CURRENCY                              CURRENCY                VALUE
                       EXPIRATION DATE       PURCHASED          COST                  SOLD                (NOTE 1A)
                     January 1997           U.S. Dollar     $ 15,857,683       Swiss Franc 19,700,000    $ 15,622,522
                                                                                         Italian Lira
                     January 1997           U.S. Dollar       16,636,022               25,696,000,000      16,825,563
                                                            ------------                                 ------------
                                                            $ 32,493,705                                 $ 32,448,085
                                                            ------------                                 ------------
                                                            ------------                                 ------------

    #  American Depositary Receipt (ADR).
   ##  Global Depositary Receipt (GDR).
    *  UNR -- Unrated by Standard & Poor's or Moody's.
   ** These securities are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
  (a)  Non-income producing.

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.
Capital Value Fund Statement of Securities Sold Short (Unaudited)
                                                          As of October 31, 1996

COMMON STOCKS
Finance -- 2.5%                              80,716        Bear Stearns                                              $   1,906,924
                                             19,000        Dean Witter Discover, & Co.                                   1,118,625
                                             88,000        Paine Webber Group                                            2,068,000
                                             80,000        Schwab (Charles)                                              2,000,000
                                                                                                                     -------------
                                                                                                                         7,093,549
                                                                                                                     -------------
Manufacturing --
15.1%                                        51,300        AMP                                                           1,737,787
                                             33,600        Alcan Aluminum                                                1,104,600
                                             16,000        Aluminum Company of America                                     938,000
                                             23,100        B.A.T Industries, ADR                                           320,513
                                             26,000        Bausch & Lomb                                                   877,500
                                             51,000        Boise Cascade                                                 1,581,000
                                             50,000        Bowater                                                       1,768,750
                                             80,000        Cooper Tire & Rubber                                          1,570,000
                                             43,000        Crown Cork & Seal                                             2,064,000
                                             27,900        Donnelley (R.R.) & Sons                                         847,462
                                             47,000        Dow Jones & Co.                                               1,551,000
                                             17,500        General Mills                                                   999,688
                                             17,800        General Motors, CL. H                                           950,075
                                             29,000        Great Lakes Chemical                                          1,511,625
                                             27,550        Heinz (H.J.)                                                    978,025
                                             55,600        Hewlett-Packard                                               2,453,350
                                             12,000        Houghton Mifflin                                                595,500
                                             40,000        International Flavors & Fragrances                            1,655,000
                                             50,000        International Paper                                           2,137,500
                                             24,200        Kellogg                                                       1,536,700
                                             38,000        Kulicke & Soffa Industries                                      498,750
                                             40,000        Louisiana Pacific                                               835,000
                                             70,000        Lubrizol                                                      2,082,500
                                             13,200        Ralston Ralston Purina Group                                    872,850
                                             20,000        Reader's Digest Association, CL. A                              712,500
                                             53,900        Reebok International                                          1,926,925
                                             60,300        Rubbermaid                                                    1,401,975
                                             61,000        Seagram                                                       2,310,375
                                             15,000        Symbol Technologies                                             673,125
                                             21,000        Tambrands                                                       895,125
                                             42,000        Texas Instruments                                             2,021,250
                                             25,200        Whirlpool                                                     1,190,700
                                                                                                                     -------------
                                                                                                                        42,599,150
                                                                                                                     -------------
Mining -- 0.5%                               60,000        ASARCO                                                        1,575,000
                                                                                                                     -------------
Services -- 1.0%                             38,000        Genesis Health Ventures                                         869,250
                                             42,000        Health Management Systems                                       987,000
                                             35,000        Medic Computer Systems                                          988,750
                                              1,000        PRI Automation                                                   35,500
                                                                                                                     -------------
                                                                                                                         2,880,500
                                                                                                                     -------------
Transportation & Communication --
3.3%                                         23,400        AT & T                                                          816,075
                                             37,000        Brighpoint                                                      925,000
                                             36,000        Browning-Ferris Industries                                      945,000
                                             45,000        Consolidated Freightways                                      1,080,000
                                             14,400        Delta Air Lines                                               1,020,600
                                             26,000        Federal Express                                               2,093,000
                                            114,000        Hong Kong Telecom, ADR                                        2,009,250
                                             30,300        Molten Metal Technology                                         405,262
                                                                                                                     -------------
                                                                                                                         9,294,187
                                                                                                                     -------------
Wholesale Trade --
0.6%                                         20,800        Motorola                                                        956,800
                                             25,000        Sysco                                                           850,000
                                                                                                                     -------------
                                                                                                                         1,806,800
----------------------------------------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $68,638,870) -- 23.0%                      $65,249,186
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.
Statements of Assets and Liabilities (Unaudited)          As of October 31, 1996

                                                          STRATEGY         CAPITAL
                                                            FUND          VALUE FUND
ASSETS:
Investments at value (cost $220,591,140 and
$264,679,208, respectively) (Note 1a)...............    $223,328,143     $266,774,862
Put options purchased (cost $22,108,480 and
$24,082,546, respectively) (Note 1a)................       9,739,656        9,424,062
Receivable from brokers for proceeds on securities
sold short..........................................              --       68,638,870
Receivables:
    Interest........................................       6,806,943        3,689,359
    Capital stock sold..............................         727,304          735,428
    Securities sold.................................              --          569,748
    Variation margin on open futures contracts......         490,650          193,200
    Dividends.......................................          51,563               --
Unrealized appreciation on foreign exchange
contracts...........................................              --           45,621
Other assets........................................         102,265           29,501
                                                        ------------     ------------
    Total assets....................................     241,246,524      350,100,651
                                                        ------------     ------------
LIABILITIES:
Payables:
    Short sales (proceeds $68,638,870)..............              --       65,249,186
    Dividends to shareholders (Note 1f).............       1,414,876               --
    Capital stock redeemed..........................       1,375,390          669,858
    Payable for forward foreign exchange contracts
    -- closed.......................................         232,604          179,327
    Unrealized depreciation on foreign exchange
    contracts.......................................         197,208               --
    Investment advisory fees (Note 3)...............         124,152           97,226
    Sub-investment advisory fees (Note 3)...........              --          196,886
    Administrative fees (Note 3)....................          47,754               --
    Distributor fees (Note 3).......................          24,947               --
Accrued expenses and other liabilities..............         301,533          397,540
                                                        ------------     ------------
    Total liabilities...............................       3,718,464       66,790,023
                                                        ------------     ------------
NET ASSETS..........................................    $237,528,060     $283,310,628
                                                        ------------     ------------
                                                        ------------     ------------
NET ASSETS CONSIST OF:
    Paid in capital.................................    $267,913,915     $411,171,966
    Undistributed net investment income.............      11,331,857       14,130,611
    Accumulated net realized loss on foreign
    currency transactions...........................      (4,372,415)      (1,355,556)
    Accumulated net realized loss on investments,
      put options purchased, futures and short sale
      transactions..................................     (27,895,198)    (131,449,093)
    Net unrealized appreciation on short sale
    transactions....................................              --        3,389,684
    Net unrealized depreciaton on investments, put
      options purchased and
      futures transactions..........................      (9,275,721)     (12,645,605)
    Net unrealized appreciation (depreciation) on
    foreign currency transactions...................        (174,378)          68,621
                                                        ------------     ------------
NET ASSETS..........................................    $237,528,060     $283,310,628
                                                        ------------     ------------
                                                        ------------     ------------
SHARES OF COMMON STOCK OUTSTANDING:
    Class O shares:
      150 million of $0.001 par value authorized....      20,773,411               --
                                                        ------------     ------------
                                                        ------------     ------------
    Class A shares:
      200 million of $0.001 par value authorized....       5,792,194               --
                                                        ------------     ------------
                                                        ------------     ------------
      125 million of $0.001 par value authorized....              --       20,191,199
                                                        ------------     ------------
                                                        ------------     ------------
    Class B shares:
      125 million of $0.001 par value authorized....              --        7,513,016
                                                        ------------     ------------
                                                        ------------     ------------
    Class C shares:
      200 million of $0.001 par value authorized....       2,052,539               --
                                                        ------------     ------------
                                                        ------------     ------------
      125 million of $0.001 par value authorized....              --          627,820
                                                        ------------     ------------
                                                        ------------     ------------
    Class R shares:
      125 million of $0.001 par value authorized....              --            2,883
                                                        ------------     ------------
                                                        ------------     ------------
NET ASSET VALUE PER SHARE:
    Class O shares:
      $172,478,707 / 20,773,411 shares..............    $       8.30               --
                                                        ------------     ------------
                                                        ------------     ------------
    Class A shares:
      $48,071,168 / 5,792,194 shares and
        $203,045,613 / 20,191,199 shares,
        respectively................................    $       8.30     $      10.06
                                                        ------------     ------------
                                                        ------------     ------------
    Class B shares:
      $74,115,668 / 7,513,016 shares................              --     $       9.86
                                                        ------------     ------------
                                                        ------------     ------------
    Class C shares:
      $16,978,185 / 2,052,539 shares and
      $6,120,349 / 627,820 shares, respectively         $       8.27     $       9.75
                                                        ------------     ------------
                                                        ------------     ------------
    Class R shares:
      $28,998 / 2,883 shares........................              --     $      10.06
                                                        ------------     ------------
                                                        ------------     ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc. Statements of Operations for Six Months Ended October 31, 1996 (Unaudited)

                                                         STRATEGY         CAPITAL
                                                           FUND          VALUE FUND
INVESTMENT INCOME (NOTE 1E):
Interest and discount earned........................    $ 9,960,095     $  9,690,553
Dividends (net of withholding tax of $29,092 and
  $17,939, respectively)............................        588,328          442,936
                                                        -----------     ------------
    Total investment income.........................     10,548,423       10,133,489
                                                        -----------     ------------
EXPENSES:
Investment advisory fees (Note 3)...................        597,080          662,176
Dividends on securities sold short..................             --          872,338
Administrative fees (Note 3)........................        303,177               --
Shareholder servicing fees..........................        259,453          593,038
Sub-investment advisory fees (Note 3)...............        199,027          509,796
Service and Distribution Plan fees (Note 3).........        113,150          318,806
Printing and shareholder reports....................         42,977           28,076
Registration fees...................................         42,093           31,635
Legal fees..........................................         29,423           26,884
Insurance...........................................         28,396            2,271
Directors' fees and expenses........................         24,793           28,013
Custodian fees......................................         19,710           40,633
Audit fees..........................................         16,096           28,852
Other operating expenses............................          2,090            1,642
                                                        -----------     ------------
    Total expenses..................................      1,677,465        3,144,160
                                                        -----------     ------------
NET INVESTMENT INCOME...............................      8,870,958        6,989,329
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS (NOTES 1B, 1C, 1E & 4):
Net realized loss on investments, put options
  purchased and futures transactions................     (3,497,386)      (7,221,725)
Net realized loss on short sale transactions........             --       (5,015,014)
Net realized loss on foreign currency
  transactions......................................     (5,886,645)        (261,472)
Change in net unrealized appreciation (depreciation)
  on investments....................................        650,033      (10,754,104)
Change in net unrealized appreciation on short sale
  transactions......................................             --        5,434,667
Change in net unrealized depreciation on put options
  purchased.........................................     (5,918,753)      (2,295,750)
Change in net unrealized appreciation (depreciation)
  on futures transactions...........................        356,100         (345,175)
Change in net unrealized depreciation on foreign
  currency transactions.............................       (238,417)      (1,355,556)
                                                        -----------     ------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........................    $(5,664,110)    $(14,824,800)
                                                        -----------     ------------
                                                        -----------     ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.              Statements of Changes in Net Assets

                                                                STRATEGY FUND                         CAPITAL VALUE FUND

                                                         FOR THE                                 FOR THE
                                                     SIX MONTHS ENDED        FOR THE         SIX MONTHS ENDED     FOR THE SEVEN
                                                     OCTOBER 31, 1996       YEAR ENDED       OCTOBER 31, 1996      MONTHS ENDED
                                                       (UNAUDITED)        APRIL 30, 1996       (UNAUDITED)        APRIL 30, 1996
                                                     ----------------    ----------------    ----------------    ----------------
OPERATIONS:        Net investment income..........     $  8,870,958        $ 21,479,096        $  6,989,329        $  6,879,172
                   Net realized gain (loss) on
                          investments, put options
                          purchased and futures
                          transactions............       (3,497,386)         (6,887,974)         (7,221,725)         24,598,637
                   Net realized loss on short sale
                          transactions............               --                  --          (5,015,014)         (3,510,946)
                   Net realized gain (loss) on
                          foreign currency
                          transactions............       (5,886,645)          5,554,446            (261,472)           (842,088)
                   Change in net unrealized
                          appreciation
                          (depreciation) on
                          investments.............          650,033         (24,512,012)        (10,754,104)        (25,190,308)
                   Change in net unrealized
                          appreciation
                          (depreciation) on short
                          sale transactions.......               --                  --           5,434,667             492,239
                   Change in net unrealized
                          appreciation
                          (depreciation) on put
                          options purchased.......       (5,918,753)         13,061,612          (2,295,750)          3,754,246
                   Change in net unrealized
                          appreciation
                          (depreciation) on
                          futures transactions....          356,100                  --            (345,175)            205,425
                   Change in net unrealized
                          appreciation
                          (depreciation) on
                          foreign currency
                          transactions............         (238,417)           (120,704)         (1,355,556)          5,383,533
                                                     ----------------    ----------------    ----------------    ----------------
                   Net increase (decrease) in net
                          assets resulting from
                          operations..............       (5,664,110)          8,574,464         (14,824,800)         11,769,910
                                                     ----------------    ----------------    ----------------    ----------------
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS:      Investment income -- net
                           Class O shares.........       (3,835,617)        (16,495,114)                 --                  --
                           Class A shares.........         (965,757)         (3,453,678)                 --         (10,905,352)
                           Class B shares.........               --                  --                  --          (2,909,347)
                           Class C shares*........         (210,481)             (6,837)                 --             (29,071)
                           Class R shares*........               --                  --                  --                 (44)
                   Realized transaction gain - net
                           Class O shares.........       (3,149,588)                 --                  --                  --
                           Class A shares.........         (757,462)                 --                  --                  --
                           Class B shares.........               --                  --                  --                  --
                           Class C shares*........         (133,166)                 --                  --                  --
                           Class R shares*........               --                  --                  --                  --
                                                     ----------------    ----------------    ----------------    ----------------
                   Net decrease in net assets
                          resulting from dividends
                          and distributions.......       (9,052,071)        (19,955,629)                 --         (13,843,814)
                                                     ----------------    ----------------    ----------------    ----------------
CAPITAL STOCK
TRANSACTIONS:      Net proceeds from shares sold:
                           Class O shares.........               --                  --                  --                  --
                           Class A shares.........        7,391,798          11,109,682          30,224,358          27,095,651
                           Class B shares.........               --                  --          13,233,075          18,392,593
                           Class C shares*........       17,918,202             367,799           3,850,785           3,593,718
                           Class R shares*........               --                  --              29,004                 270
                   Dividends and distributions
                          reinvested:
                           Class O shares.........        1,080,269           2,440,189                  --                  --
                           Class A shares.........          539,502           1,062,696                  --           6,964,456
                           Class B shares.........               --                  --                  --           1,653,446
                           Class C shares*........           35,593                 875                  --              29,071
                           Class R shares*........               --                  --                  --                  44
                   Cost of shares redeemed:
                           Class O shares.........      (41,743,664)        (98,585,628)                 --                  --
                           Class A shares.........      (10,665,857)        (22,354,127)        (58,140,138)        (61,921,614)
                           Class B shares.........               --                  --         (16,846,390)        (25,781,438)
                           Class C shares*........         (428,678)            (41,285)         (1,005,569)            (62,459)
                           Class R shares*........               --                  --                  --                  --
                                                     ----------------    ----------------    ----------------    ----------------
                   Net decrease in net assets
                          derived from capital
                          stock transactions......      (25,872,835)       (105,999,799)        (28,654,875)        (30,036,262)
                                                     ----------------    ----------------    ----------------    ----------------
                   Decrease in net assets.........      (40,589,016)       (117,380,964)        (43,479,675)        (32,110,166)
NET ASSETS:        Beginning of period............      278,117,076         395,498,040         326,790,303         358,900,469
                                                     ----------------    ----------------    ----------------    ----------------
                   End of period..................     $237,528,060        $278,117,076        $283,310,628        $326,790,303
                                                     ----------------    ----------------    ----------------    ----------------
                                                     ----------------    ----------------    ----------------    ----------------
                   Undistributed net investment
                          income..................     $ 11,331,857        $  7,472,754        $ 14,130,611        $  7,141,282
                                                     ----------------    ----------------    ----------------    ----------------
                                                     ----------------    ----------------    ----------------    ----------------

*Class C shares of Strategy Fund were introduced on August 1, 1995; Class C shares and Class R shares of Capital Value Fund were introduced on August 22, 1995.


                       See notes to financial statements.

-----------------------------------------------------------------------------
Comstock Partners Funds, Inc.                     Strategy Fund
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                              FOR THE
                                          SIX MONTHS ENDED                         FOR THE YEAR                     FOR THE YEAR
                                          OCTOBER 31, 1996                             ENDED                           ENDED
                                            (UNAUDITED)                           APRIL 30, 1996                   APRIL 30, 1995
                                 ----------------------------------      ---------------------------------      --------------------
                                 CLASS O       CLASS A      CLASS C      CLASS O     CLASS A     CLASS C++      CLASS O      CLASS A
                                 --------      -------      -------      --------    -------     ---------      --------     -------
NET ASSET VALUE, BEGINNING OF
      PERIOD...................  $   8.78      $  8.78      $  8.77      $   9.10    $  9.10      $  9.00       $   9.40     $  9.41
                                 --------      -------      -------      --------    -------     ---------      --------     -------
INCOME FROM INVESTMENT
      OPERATIONS
Net investment income..........      0.24         0.28         0.20          0.76       0.57         0.37           0.66        0.52
Net realized and unrealized
      gain (loss) on
      investments, put options
      purchased, futures
      transactions and foreign
      currency transactions....     (0.42)       (0.47)       (0.43)        (0.53)     (0.36)       (0.22)         (0.44)     (0.34)
                                 --------      -------      -------      --------    -------     ---------      --------     -------
              Total from
           investment
           operations..........     (0.18)       (0.19)       (0.23)         0.23       0.21         0.15           0.22        0.18
                                 --------      -------      -------      --------    -------     ---------      --------     -------
LESS DIVIDENDS AND
      DISTRIBUTIONS
Dividends from net investment
      income...................     (0.17)       (0.16)       (0.15)        (0.55)     (0.53)       (0.38)         (0.52)     (0.49)
Dividends from realized gains
      on foreign currency
      transactions.............     (0.13)       (0.13)       (0.12)        --         --           --             --          --
                                 --------      -------      -------      --------    -------     ---------      --------     -------
              Total
           dividends...........     (0.30)       (0.29)       (0.27)        (0.55)     (0.53)       (0.38)         (0.52)     (0.49)
                                 --------      -------      -------      --------    -------     ---------      --------     -------
NET ASSET VALUE, END OF
      PERIOD...................  $   8.30      $  8.30      $  8.27      $   8.78    $  8.78      $  8.77       $   9.10     $  9.10
                                 --------      -------      -------      --------    -------     ---------      --------     -------
                                 --------      -------      -------      --------    -------     ---------      --------     -------
Total investment return (1)....     (2.10)%      (2.23)%      (2.69)%        2.66%      2.40%        1.96%(3)       2.39%      1.94%
                                 --------      -------      -------      --------    -------     ---------      --------     -------
                                 --------      -------      -------      --------    -------     ---------      --------     -------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
      omitted).................  $172,479      $48,071      $16,978      $224,148    $53,652      $   317       $329,624     $65,874
                                 --------      -------      -------      --------    -------     ---------      --------     -------
                                 --------      -------      -------      --------    -------     ---------      --------     -------
Ratio of expenses to average
      net assets...............      1.18%(4)     1.43%(4)     2.10%(4)      1.23%      1.48%        2.28%(4)       1.14%      1.46%
                                 --------      -------      -------      --------    -------     ---------      --------     -------
                                 --------      -------      -------      --------    -------     ---------      --------     -------
Ratio of net investment income
      to average net assets....      6.77%(4)     6.52%(4)     5.86%(4)      6.56%      6.33%        5.79%(4)       6.19%      5.83%
                                 --------      -------      -------      --------    -------     ---------      --------     -------
                                 --------      -------      -------      --------    -------     ---------      --------     -------
Portfolio turnover rate........        57%          57%          57%           96%        96%          96%           100%       100%
                                 --------      -------      -------      --------    -------     ---------      --------     -------
                                 --------      -------      -------      --------    -------     ---------      --------     -------
Average commission rate
      paid (5).................  $   0.06      $  0.06      $  0.06           N/A        N/A          N/A            N/A         N/A
                                 --------      -------      -------      --------    -------     ---------      --------     -------
                                 --------      -------      -------      --------    -------     ---------      --------     -------

                                     FOR THE YEAR             FOR THE YEAR           FOR THE YEAR
                                        ENDED                     ENDED                 ENDED
                                    APRIL 30, 1994           APRIL 30, 1993         APRIL 30, 1992
                                 --------------------     ---------------------     --------------
                                 CLASS O      CLASS A     CLASS O      CLASS A+        CLASS O
                                 --------     -------     --------     --------     --------------
NET ASSET VALUE, BEGINNING OF
      PERIOD...................  $   9.27     $  9.27     $   9.56     $ 9.55          $   9.48
                                 --------     -------     --------     --------     --------------
INCOME FROM INVESTMENT
      OPERATIONS
Net investment income..........      0.77        0.68         0.90       0.64              0.80
Net realized and unrealized
      gain (loss) on
      investments, put options
      purchased, futures
      transactions and foreign
      currency transactions....      0.15        0.22        (0.39)     (0.28  )           0.08
                                 --------     -------     --------     --------     --------------
              Total from
           investment
           operations..........      0.92        0.90         0.51       0.36              0.88
                                 --------     -------     --------     --------     --------------
LESS DIVIDENDS AND
      DISTRIBUTIONS
Dividends from net investment
      income...................     (0.77)      (0.74)       (0.75)     (0.64  )          (0.76)
Dividends from realized gains
      on foreign currency
      transactions.............     (0.02)      (0.02)       (0.05)      --               (0.04)
                                 --------     -------     --------     --------     --------------
              Total
           dividends...........     (0.79)      (0.76)       (0.80)     (0.64  )          (0.80)
                                 --------     -------     --------     --------     --------------
NET ASSET VALUE, END OF
      PERIOD...................  $   9.40     $  9.41     $   9.27     $ 9.27          $   9.56
                                 --------     -------     --------     --------     --------------
                                 --------     -------     --------     --------     --------------
Total investment return (1)....     10.13%       9.91%        5.70%      5.42  %(2)        9.59%
                                 --------     -------     --------     --------     --------------
                                 --------     -------     --------     --------     --------------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
      omitted).................  $464,937     $91,454     $548,514     $23,492         $810,700
                                 --------     -------     --------     --------     --------------
                                 --------     -------     --------     --------     --------------
Ratio of expenses to average
      net assets...............      1.07%       1.40%        1.06%      1.41  %(4)        1.11%
                                 --------     -------     --------     --------     --------------
                                 --------     -------     --------     --------     --------------
Ratio of net investment income
      to average net assets....      7.57%       6.85%        8.95%      8.74  %(4)        8.03%
                                 --------     -------     --------     --------     --------------
                                 --------     -------     --------     --------     --------------
Portfolio turnover rate........        31%         31%          56%        56  %             89%
                                 --------     -------     --------     --------     --------------
                                 --------     -------     --------     --------     --------------
Average commission rate
      paid (5).................       N/A         N/A          N/A        N/A               N/A
                                 --------     -------     --------     --------     --------------
                                 --------     -------     --------     --------     --------------

   + Class A shares were introduced on July 15, 1992. Except as indicated below, information is presented for the period from July 15, 1992 to April 30, 1993.

  ++ Class C shares were introduced on August 1, 1995. Except as indicated below, information is presented for the period August 1, 1995 to April 30, 1996.

(1) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(2) Total investment return is presented for the year ended April 30, 1993. For the period prior to July 15, 1992, total investment return does not reflect service and distribution fees because such fees were not paid during that period.

(3) Total investment return is presented for the year ended April 30, 1996. For the period prior to August 1, 1995, total investment return is based upon the total investment return for Class A shares, and does not reflect the greater service and distribution fees and certain other expenses borne by Class C shares.

(4)   Annualized.

(5) For fiscal years beginning after September 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

----------------------------------------------------------------------------
Comstock Partners Funds, Inc.                     Capital Value Fund
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                FOR THE SIX MONTHS ENDED
                                                                                    OCTOBER 31, 1996
                                                                                      (UNAUDITED)
                                                                --------------------------------------------------------
                                                                CLASS A         CLASS B         CLASS C         CLASS R
                                                                --------        --------        --------        --------
NET ASSET VALUE, BEGINNING OF PERIOD.......................     $  10.54        $  10.38        $  10.24        $  10.53
                                                                --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income......................................         0.23            0.21            0.16            0.30
Net realized and unrealized gain (loss) on investments, put
      options purchased, future transactions, short sale
      transactions and foreign currency transactions.......        (0.71)          (0.73)          (0.65)          (0.77)
                                                                --------        --------        --------        --------
              Total from investment operations.............        (0.48)          (0.52)          (0.49)          (0.47)
                                                                --------        --------        --------        --------
LESS DIVIDENDS
Dividends from net investment income.......................        --              --              --              --
                                                                --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD.............................     $  10.06        $   9.86        $   9.75        $  10.06
                                                                --------        --------        --------        --------
                                                                --------        --------        --------        --------
Total investment return (2)................................        (4.55)%         (5.01)%         (4.79)%         (4.55)%
                                                                --------        --------        --------        --------
                                                                --------        --------        --------        --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000 omitted)....................     $203,046        $ 74,116        $  6,120        $     29
                                                                --------        --------        --------        --------
                                                                --------        --------        --------        --------
Ratio of expenses to average net assets....................         0.91%(3)        1.29%(3)        1.30%(3)        0.79%(3)
                                                                --------        --------        --------        --------
                                                                --------        --------        --------        --------
Ratio of interest expense and dividends on securities sold
      short to average net assets..........................         0.28%(3)        0.28%(3)        0.27%(3)        0.24%(3)
                                                                --------        --------        --------        --------
                                                                --------        --------        --------        --------
Ratio of net investment income to average net assets.......         2.36%(3)        1.98%(3)        1.98%(3)        2.53%(3)
                                                                --------        --------        --------        --------
                                                                --------        --------        --------        --------
Portfolio turnover rate....................................           92%             92%             92%             92%
                                                                --------        --------        --------        --------
                                                                --------        --------        --------        --------
Average commissions rate paid (4)..........................     $   0.05        $   0.05        $   0.05        $   0.05
                                                                --------        --------        --------        --------
                                                                --------        --------        --------        --------
                                                                                  FOR THE SEVEN
                                                                                   MONTHS ENDED
                                                                                  APRIL 30, 1996
                                                             --------------------------------------------------------
                                                             CLASS A         CLASS B         CLASS C         CLASS R
                                                             --------        --------        --------        --------
NET ASSET VALUE, BEGINNING OF PERIOD.......................  $  10.61        $  10.41        $  10.41        $  10.62
                                                             --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income......................................      0.22            0.18            0.44            0.30
Net realized and unrealized gain (loss) on investments, put
      options purchased, future transactions, short sale
      transactions and foreign currency transactions.......      0.17            0.16           (0.12)           0.09
                                                             --------        --------        --------        --------
              Total from investment operations.............      0.39            0.34            0.32            0.39
                                                             --------        --------        --------        --------
LESS DIVIDENDS
Dividends from net investment income.......................     (0.46)          (0.37)          (0.49)          (0.48)
                                                             --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD.............................  $  10.54        $  10.38        $  10.24        $  10.53
                                                             --------        --------        --------        --------
                                                             --------        --------        --------        --------
Total investment return (2)................................      3.81%           3.36%           3.30%           3.97%
                                                             --------        --------        --------        --------
                                                             --------        --------        --------        --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000 omitted)....................  $241,472        $ 81,786        $  3,531        $      1
                                                             --------        --------        --------        --------
                                                             --------        --------        --------        --------
Ratio of expenses to average net assets....................      0.75%(3)        1.18%(3)        1.28%(3)        0.61%(3)
                                                             --------        --------        --------        --------
                                                             --------        --------        --------        --------
Ratio of interest expense and dividends on securities sold
      short to average net assets..........................      0.18%(3)        0.19%(3)        0.18%(3)        0.17%(3)
                                                             --------        --------        --------        --------
                                                             --------        --------        --------        --------
Ratio of net investment income to average net assets.......      2.13%(3)        1.70%(3)        1.71%(3)        2.28%(3)
                                                             --------        --------        --------        --------
                                                             --------        --------        --------        --------
Portfolio turnover rate....................................        56%(3)          56%(3)          56%(3)          56%(3)
                                                             --------        --------        --------        --------
                                                             --------        --------        --------        --------
Average commissions rate paid (4)..........................  $   0.05        $   0.05        $   0.05        $   0.05
                                                             --------        --------        --------        --------
                                                             --------        --------        --------        --------

                       See notes to financial statements.

--------------------------------------------------------------------------------
Comstock Partners Funds, Inc.                              Capital Value Fund
                     Financial Highlights (concluded)

                                                                                                                  FOR THE
                                                                                                                    YEAR
                                                                      FOR THE YEAR                                 ENDED
                                                                         ENDED                                    SEPTEMBER
                                                                   SEPTEMBER 30, 1995                             30, 1994
                                              ------------------------------------------------------------        --------
                                              CLASS A         CLASS B          CLASS C+          CLASS R+         CLASS A
                                              --------        --------        ----------        ----------        --------
NET ASSET VALUE, BEGINNING OF PERIOD.....     $  11.88        $  11.69         $  10.64          $  10.84         $  11.42
                                              --------        --------        ----------        ----------        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income....................         0.36            0.31             0.02              0.04             0.24
Net realized and unrealized gain (loss)
      on investments, put options
      purchased, futures transactions,
      short sale transactions and foreign
      currency transactions..............        (1.37)          (1.38)           (0.25)            (0.26)            0.46
                                              --------        --------        ----------        ----------        --------
              Total from investment
        operations.......................        (1.01)          (1.07)           (0.23)            (0.22)            0.70
                                              --------        --------        ----------        ----------        --------
LESS DIVIDENDS
Dividends from net investment income.....        (0.26)          (0.21)          --                --                (0.24)
                                              --------        --------        ----------        ----------        --------
NET ASSET VALUE, END OF PERIOD...........     $  10.61        $  10.41         $  10.41          $  10.62         $  11.88
                                              --------        --------        ----------        ----------        --------
                                              --------        --------        ----------        ----------        --------
Total investment return (1)..............        (8.58)%         (9.27)%          (2.26)%           (2.03)%           6.14%
                                              --------        --------        ----------        ----------        --------
                                              --------        --------        ----------        ----------        --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
      omitted)...........................     $271,052        $ 87,847         $      1          $      1         $402,708
                                              --------        --------        ----------        ----------        --------
                                              --------        --------        ----------        ----------        --------
Ratio of expenses to average net
      assets.............................         1.24%           1.99%            0.26%(2)          0.14%(2)         1.21%
                                              --------        --------        ----------        ----------        --------
                                              --------        --------        ----------        ----------        --------
Ratio of interest expense and dividends
      on securities sold short to average
      net assets.........................         0.45%           0.45%            0.06%(2)          0.04%(2)         0.39%
                                              --------        --------        ----------        ----------        --------
                                              --------        --------        ----------        ----------        --------
Ratio of net investment income to average
      net assets.........................         3.61%           2.86%            0.23%(2)          0.38%(2)         2.06%
                                              --------        --------        ----------        ----------        --------
                                              --------        --------        ----------        ----------        --------
Portfolio turnover rate..................           55%             55%              55%               55%              46%
                                              --------        --------        ----------        ----------        --------
                                              --------        --------        ----------        ----------        --------
Average commission rate paid (4).........          N/A             N/A              N/A               N/A              N/A
                                              --------        --------        ----------        ----------        --------
                                              --------        --------        ----------        ----------        --------

                                        FOR THE YEAR
                                           ENDED                  FOR THE YEAR                 FOR THE YEAR
                                         SEPTEMBER 30,               ENDED                        ENDED
                                            1994               SEPTEMBER 30, 1993           SEPTEMBER 30, 1992
                                        --------------     --------------------------       ------------------
                                           CLASS B         CLASS A          CLASS B+             CLASS A
                                           --------        --------        ----------       ------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $  11.32        $  12.41         $  10.58             $  12.97
                                           --------        --------        ----------       ------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income....................      0.23            0.24             0.03                 0.40
Net realized and unrealized gain (loss)
      on investments, put options
      purchased, futures transactions,
      short sale transactions and foreign
      currency transactions..............      0.38           (0.62)            0.71                (0.39)
                                           --------        --------        ----------       ------------------
              Total from investment
        operations.......................      0.61           (0.38)            0.74                 0.01
                                           --------        --------        ----------       ------------------
LESS DIVIDENDS
Dividends from net investment income.....     (0.24)          (0.61)          --                    (0.57)
                                           --------        --------        ----------       ------------------
NET ASSET VALUE, END OF PERIOD...........  $  11.69        $  11.42         $  11.32             $  12.41
                                           --------        --------        ----------       ------------------
                                           --------        --------        ----------       ------------------
Total investment return (1)..............      5.35%          (2.70)%           6.99%               (0.02)%
                                           --------        --------        ----------       ------------------
                                           --------        --------        ----------       ------------------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
      omitted)...........................  $108,532        $412,316         $ 30,378             $537,392
                                           --------        --------        ----------       ------------------
                                           --------        --------        ----------       ------------------
Ratio of expenses to average net
      assets.............................      1.99%           1.23%            1.49%(2)             1.19%
                                           --------        --------        ----------       ------------------
                                           --------        --------        ----------       ------------------
Ratio of interest expense and dividends
      on securities sold short to average
      net assets.........................      0.40%           0.45%            0.31%(2)             0.39%
                                           --------        --------        ----------       ------------------
                                           --------        --------        ----------       ------------------
Ratio of net investment income to average
      net assets.........................      1.39%           1.94%            0.83%(2)             2.83%
                                           --------        --------        ----------       ------------------
                                           --------        --------        ----------       ------------------
Portfolio turnover rate..................        46%             42%              42%                 344%
                                           --------        --------        ----------       ------------------
                                           --------        --------        ----------       ------------------
Average commission rate paid (4).........       N/A             N/A              N/A                  N/A
                                           --------        --------        ----------       ------------------
                                           --------        --------        ----------       ------------------

(+) Class B shares were introduced on January 15, 1993; Class C shares and Class R shares were introduced on August 22, 1995.

(1) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(2)  Not annualized.

(3)  Annualized.

(4) For fiscal years beginning after September 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

COMSTOCK PARTNERS FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED):

1.    SIGNIFICANT ACCOUNTING POLICIES:
Comstock Partners Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Partners Strategy Fund (the "Strategy Fund") and Comstock Partners Capital Value Fund (the "Capital Value Fund"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Company originally commenced operations in May of 1988 as a closed-end investment company, with the Strategy Fund as its only portfolio. At a special meeting of shareholders on June 14, 1991, holders of a majority of the Company's outstanding shares voted to approve the conversion of the Company to an open-end investment company. The Company converted to open-end status on August 1, 1991. On July 15, 1992, a second class of shares of the Strategy Fund, Class A, was created and, on August 1, 1995, a third class of shares of the Strategy Fund, Class C, was created. On February 8, 1996, (i) the Company changed its name from Comstock Partners Strategy Fund, Inc., to Comstock Partners Funds, Inc. (ii) the Strategy Fund, the Company's existing portfolio, became a separate portfolio of the Company and (iii) the Capital Value Fund was organized as a new portfolio of the Company. On July 25, 1996, the Capital Value Fund acquired all of the assets and liabilities (whether contingent or otherwise) of the Dreyfus Capital Value Fund in exchange for shares in the Capital Value Fund. The Capital Value Fund offers Class A, Class B, Class C, and Class R shares.

Premier Mutual Fund Services, Inc. (the "Distributor") acts as distributor of the Funds' shares. Each Class O, Class A and Class C share of the Strategy Fund, and each Class A, Class B, Class C, and Class R share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B, and C shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively, and Class B and Class C shares bear additional incremental shareholder administrative expenses resulting from deferred sales charge arrangements. In addition, only the holders of Class A, Class B, and Class C shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A shares of each Fund are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Class O shares are no longer issued by the Company except in connection with the reinvestment of dividends on outstanding Class O shares.

The following is a summary of significant accounting policies followed by the
Company:

Strategy Fund and Capital Value Fund:

(a) Valuation of investments--Securities listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices.

Securities traded in the over-the-counter market are valued on the basis of the mean between the bid and asked prices at the close of trading on such day by dealers that make markets in such securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued based on prices or quotes obtained from the broadest and most representative market.

Options purchased are valued at the last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers.

Futures contracts are stated at market value or otherwise at the fair value at which it is expected they may be resold, as determined in good faith by the Board of Directors.

Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.
(b) Derivative financial instruments--The Funds may engage in various portfolio strategies to seek to generate income or gains or as a hedge against its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward foreign exchange contracts--The Funds are authorized to enter into forward foreign exchange contracts to seek to generate income or gains or as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Funds enter into such contracts. With respect to the Strategy Fund, premium or discount is amortized over the life of the contracts.

Financial futures contracts--The Funds may purchase or sell financial futures contracts to seek to generate income or gains or as a hedge against adverse changes in interest rates. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income Taxes--It is the policy of the Company to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend date. Interest income (including amortization of discount) is recorded as earned. Realized gains and losses are determined on the identified cost basis.

(f) Dividends and Distributions--Dividends and distributions payable by the Funds are accrued on the ex-dividend date.

(g) Expenses--Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to both Funds are allocated among them on a pro rata basis.

Strategy Fund:
(h) Reclassifications -During the year ended April 30, 1996, net realized losses on foreign currency related transactions relating to prior years of $7,618,586 were reclassified from accumulated net realized loss on foreign currency transactions to undistributed net investment income relating to prior years. Net capital gains relating to prior years of $6,792 were reclassified from accumulated realized capital gains to undistributed investment income. Net assets were not affected by the reclassifications.

2. BANK LINE OF CREDIT:

Capital Value Fund:
In accordance with an agreement with a bank, the Capital Value Fund may borrow up to $10 million under a short-term unsecured line of credit. Interest on borrowings is charged at rates which are related to Federal Funds rates in effect from time to time. For the period ended October 31, 1996, there were no outstanding borrowings.

3. INVESTMENT ADVISORY, SUB-INVESTMENT ADVISORY, ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES:
(a) The Company, on behalf of the Funds, has engaged Comstock Partners, Inc. (the "Investment Adviser") to provide professional investment management for each Fund. Under the terms of an Amended Investment Advisory Agreement between the Company, on behalf of the Strategy Fund, and the Investment Adviser, the Investment Adviser furnishes continuing investment supervision to the Strategy Fund and is responsible for the management of the Strategy Fund's portfolio. It furnishes office space, equipment and personnel to the Strategy Fund in connection with the performance of its investment management responsibilities. For its services, the Investment Adviser receives from the Company, on behalf of the Strategy Fund, a monthly fee at an annual rate of .60% of the Strategy Fund's average daily net assets.

Under the terms of an Investment Advisory Agreement between the Company, on behalf of the Capital Value Fund, and the Investment Adviser, the Investment Adviser has responsibility for investment decisions for, and the day-to-day management of, that portfolio. For its services, the Investment Adviser is entitled to receive an annual fee from the Company, on behalf of the Capital Value Fund, computed daily and paid monthly at the following annual rates: .40% of the first $300 million of the Capital Value Fund's average daily net assets,
 .45% of the Capital Value Fund's average daily net assets between $300 million and $750 million, .50% of the Capital Value Fund's average daily net assets between $750 million and $1 billion and .55% of the Capital Value Fund's average daily net assets in excess of $1 billion. During the period from July 26, 1996 to October 31, 1996, $323,692 was paid pursuant to the Investment Advisory Agreement.

The Investment Adviser has engaged The Dreyfus Corporation (the "Sub-Investment Adviser") to provide sub-investment advisory services with respect to each Fund. Under the terms of a Sub-Investment Advisory Agreement relating to the Strategy Fund, the Sub-Investment Adviser manages the short-term cash and cash equivalent investments of the Strategy Fund and provides investment research and other advice regarding the Strategy Fund's portfolio. The Sub-Investment Adviser also provides general advice regarding economic factors and trends, including statistical and other factual information. For such services, at no cost to the Strategy Fund, the Investment Adviser pays the Sub-Investment Adviser a monthly fee at an annual rate of .15% of the Strategy Fund's average daily net assets.

The Dreyfus Corporation also acts as the sub-investment adviser to the Capital Value Fund pursuant to a separate Sub-Investment Advisory and Administration Agreement between the Company, on behalf of the Fund, and the Sub-Investment Adviser. Under that agreement, the Sub-Investment Adviser manages the short-term cash and cash-equivalent investments of the Capital Value Fund and provides investment research and other advice regarding the Capital Value Fund's portfolio. In addition, the Sub-Investment Adviser provides general advice regarding economic factors and trends and acts as administrator to the Capital Value Fund. For its services under the Sub-Investment Advisory and Administration Agreement relating to the Capital Value Fund, the Sub-Investment Adviser is entitled to receive an annual fee computed daily and paid monthly by the Company at the following annual rates: .35% of the first $300 million of the Capital Value Fund's average daily net assets, .30% of the Capital Value Fund's average daily net assets between $300 million and $750 million, .25% of the Capital Value Fund's average daily net assets between $750 million and $1 billion and .20% of the Capital Value Fund's average daily net assets in excess of $1 billion. During the period from July 26, 1996 to October 31, 1996, $283,231 was paid pursuant to the agreement. Prior to July 25, 1996, fees payable to the Capital Value Fund pursuant to the provisions of an Investment Advisory Agreement with The Dreyfus Corporation and a Sub-Investment Advisory Agreement with Comstock Partners (together "Agreements") were paid monthly, computed on the average daily value of the Capital Value Fund's net assets at the following annual rates:

            AVERAGE NET ASSETS                                           DREYFUS          COMSTOCK PARTNERS
            -------------------------------------------------------      -----------      ------------------
            0 up to $25 million....................................      .60 of 1%        .15 of 1%
            $25 up to $75 million..................................      .50 of 1%        .25 of 1%
            $75 up to $200 million.................................      .45 of 1%        .30 of 1%
            $200 up to $300 million................................      .40 of 1%        .35 of 1%
            in excess of $300 million..............................      .375 of 1%       .375 of 1%

During the period from May 1, 1996 through July 25, 1996, $338,484 and $226,565 were paid to The Dreyfus Corporation and Comstock Partners, respectively.

The Agreements further provided that the Capital Value Fund could deduct from the fees paid to The Dreyfus Corporation and Comstock Partners, or The Dreyfus Corporation and Comstock Partners would bear such excess expense, to the extent required by state law, should the Capital Value Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings (which, in the view of Stroock & Stroock & Lavan, counsel to the Capital Value Fund prior to the reorganization, also contemplated dividends and interest accrued on securities sold short), and extraordinary expenses, exceeded the expense limitation of any state having jurisdiction over the Capital Value Fund. No expense reimbursement was required for the period from May 1, 1996 through July 25, 1996.

Under the terms of an administration agreement between the Company, on behalf of the Strategy Fund, and Princeton Administrators, L.P. ("Princeton"), Princeton performs or arranges for the performance of certain administrative services (i.e., services other than investment advice and related portfolio activities) necessary for the operation of the Strategy Fund, including maintaining the books and records of the Strategy Fund, preparing reports and other documents required by United States federal, state and other applicable laws and regulations to maintain the registration of the Strategy Fund and its shares and providing the Strategy Fund with administrative office facilities. For the services rendered to the Strategy Fund and the facilities furnished, the Strategy Fund pays Princeton a monthly fee equal to the greater of (i) $300,000 per annum ($25,000 per month), or (ii) an annual rate equal to .25% of the Strategy Fund's average daily net assets up to $100 million, .225% of the Strategy Fund's average daily net assets on the next $100 million, .20% of the Strategy Fund's average daily net assets on the next $400 million and .175% of the Strategy Fund's average daily net assets in excess of $600 million.

The Company compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Sub-Investment Adviser, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the period ended October 31, 1996, such compensation amounted to $72,205 for the Capital Value Fund and $57,062 for the Strategy Fund, respectively.

(b) Service and Distribution Plan--Class A Shares
Under the Class A Service and Distribution Plan, the Company, at the expense of the Class A shares of each Fund, (a) reimburses the Distributor for payments to certain Service Agents for distributing such Fund's Class A shares and servicing shareholder accounts, and (b) pays the Sub-Investment Adviser, Dreyfus Service Corporation and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing relating to the Class A shares of such Fund and for shareholder servicing activities, at an aggregate annual rate of .25 of 1% of the value of the average daily net assets of Class A of such Fund.

Service and Distribution Plans--Class B Shares and Class C Shares
Under the Class B and Class C Service and Distribution Plans, the Company, at the expense of the Class B shares of the Capital Value Fund and Class C shares of each Fund, as the case may be, (a) pays the Distributor for distributing the Capital Value Fund's Class B shares and each Fund's Class C shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B or Class C of the applicable Fund and (b) pays the Distributor for the provision of certain services to the holders of Class B shares and Class C shares, as the case may be, a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B or Class C of the applicable Fund.

(c) Certain officers and/or directors of the Company are officers and/or directors of the Investment Adviser or Dreyfus. Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $20,000 per year. Prior to July 25, 1996, each director who was not an "affiliated person" as defined in the Act received from the Capital Value Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation and each director emeritus received 50% of such compensation.

4. PURCHASES AND SALES OF INVESTMENTS:
Purchases and sales of investments, excluding short-term and U.S. Government securities, for the six months ended October 31, 1996:

                                                                        PURCHASES                  SALES
                                                                      -------------            -------------
            Strategy Fund:.......................................     $  37,606,298            $  89,448,416
                                                                      -------------            -------------
                                                                      -------------            -------------
            Capital Value Fund:
                    Long transactions............................     $  87,580,173            $ 104,109,783
                    Short sale transactions......................        46,950,004               35,003,369
                                                                      -------------            -------------
                                                                      $ 134,530,177            $ 139,113,152
                                                                      -------------            -------------
                                                                      -------------            -------------

Capital Value Fund: The Fund is engaged in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain daily, a segregated account with a broker and/or custodian, of cash and/or U.S. Government securities sufficient to cover its short position. Securities sold short at October 31, 1996 and their related market values and proceeds are set forth in the Statement of Securities Sold Short. Realized and unrealized gains (losses) as of October 31, 1996 were as follows:
Strategy Fund:

                                                                      REALIZED                  UNREALIZED
                                                                   GAINS (LOSSES)             GAINS (LOSSES)
                                                                   --------------             --------------
            Long-term investments...............................    $  1,537,247               $  2,737,716
            Short-term investments..............................          66,202                       (713)
            Put options purchased...............................      (6,199,561)               (12,368,824)
            Financial futures contracts.........................       1,098,726                    356,100
            Foreign currency transactions.......................      (5,886,645)                  (174,378)
                                                                   --------------             --------------
                                                                    $ (9,384,031)              $ (9,450,099)
                                                                   --------------             --------------
                                                                   --------------             --------------

Capital Value Fund:

                                                                      REALIZED                  UNREALIZED
                                                                   GAINS (LOSSES)             GAINS (LOSSES)
                                                                   --------------             --------------
            Long-term investments...............................    $  3,164,224               $  2,090,406
            Short sale transactions.............................      (5,015,014)                 3,389,684
            Short-term investments..............................           6,065                      5,248
            Put options purchased...............................      (9,163,525)               (14,658,484)
            Financial futures contracts.........................        (134,405)                   (82,775)
            Foreign currency transactions.......................      (1,355,556)                    68,621
                                                                   --------------             --------------
                                                                    $(12,498,211)              $ (9,187,300)
                                                                   --------------             --------------
                                                                   --------------             --------------

As of October 31, 1996, the cost of investments for each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The following summarizes the net unrealized appreciation (depreciation) on investments, put options purchased, futures transactions and short sale transactions for each Fund at October 31, 1996.

                                                                              GROSS             GROSS
                                                                           APPRECIATION      DEPRECIATION          NET
                                                                           ------------      ------------      ------------
Strategy Fund...........................................................   $ 8,073,591       $17,349,312       $ (9,275,721)
Capital Value Fund......................................................   $16,112,965       $25,368,886       $ (9,255,921)

The following summarizes the capital loss carry forwards of each Fund at April 30,1996:

                            EXPIRING IN FISCAL YEAR                            STRATEGY FUND      CAPITAL VALUE FUND
      --------------------------------------------------------------------     -------------      ------------------
                                      1999                                      $        --          $  9,100,000
                                      2000                                        3,407,129            29,800,000
                                      2001                                        8,776,949            17,800,000
                                      2002                                               --            56,700,000
                                      2003                                               --             9,200,000
                                      2004                                       12,519,847            16,100,000
                                                                               -------------      ------------------
                                     Total                                      $24,703,925          $138,700,000
                                                                               -------------      ------------------
                                                                               -------------      ------------------

5. DIVIDENDS:
In November 1996, the Company's Board of Directors declared ordinary income dividends for the Strategy Fund's Class O, Class A and Class C shares as follows:

           AMOUNT PER SHARE
---------------------------------------
 CLASS O        CLASS A        CLASS C          PAYABLE DATE            RECORD DATE
---------      ---------      ---------      ------------------      ------------------
$0.05000       $0.04820       $0.04099       November 29, 1996       November 20, 1996